Leases - Schedule of Components of Lease Expense and Other Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease, Cost [Abstract]
Finance lease amortization of right-of-use assets	$ 448	$ 488
Interest of finance lease liabilities	107	151
Finance lease expense	555	639
Operating lease expense	1,608	1,404
Short-term lease expense	545	749
Variable lease expense	911	786
Total lease expense	$ 3,619	$ 3,578